UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Vert Global Sustainable Real Estate ETF
VGSR (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Vert Global Sustainable Real Estate ETF for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://vertfunds.com/fund-information/. You can also request this information by contacting us at 1-844-740-VERT or by sending an email request to info@vertasset.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vert Global Sustainable Real Estate ETF	$48	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended June 30, 2025, the  ETF had a total return of 11.13% as measured by NAV. Over those same 12 months, the benchmark S&P Global REIT Index return was 9.96%. The Vert Global Sustainable Real Estate ETF has now outperformed the S&P Global REIT Index over the trailing 1-year, 3-year, and 5-year periods. The strategy has also outperformed the benchmark since inception which was on October 31st, 2017.
We believe the main contributor to outperformance over the past year has been our strong tilt to sustainability. REITs with more sustainable properties have done well recently reflecting a general flight to quality across sectors like industrial, retail, and office. A detractor to performance relative to the benchmark has been our exclusion from the portfolio of Hong Kong where REITs have done well in the last year.
The  ETF received $19 million in net inflows from July 1, 2024 to June 30, 2025. The  ETF now has over $400 million in assets under management as of June 30, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2017)
Vert Global Sustainable Real Estate ETF NAV	11.13	7.04	3.44
MSCI ACWI Net Total Return Index (USD)	16.17	13.65	10.24
S&P Global REIT (US Dollar) Net Total Return Index	9.96	6.20	3.33
Vert Global Sustainable Real Estate ETF	PAGE 1	TSR-AR-56170L695

Visit https://vertfunds.com/fund-information/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on December 4, 2023. Had the predecessor mutual fund been organized as an ETF, its performance may have differed from the performance shown above.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$414,685,930
Number of Holdings	148
Net Advisory Fee Paid	$1,407,838
Portfolio Turnover Rate	6%
Total Fund Operating Expenses	0.51%
30-Day SEC Yield	3.59%
30-Day SEC Yield Unsubsidized	3.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of Net Assets)*

Top 10 Issuers	(% of Net Assets)
Digital Realty Trust, Inc.	5.3%
American Tower Corp.	5.0%
Welltower, Inc.	4.9%
Goodman Group	4.8%
Simon Property Group, Inc.	4.8%
Prologis, Inc.	4.7%
Equinix, Inc.	4.5%
Extra Space Storage, Inc.	3.3%
Iron Mountain, Inc.	3.2%
AvalonBay Communities, Inc.	3.1%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://vertfunds.com/fund-information/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at 1-844-740-VERT, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Vert Global Sustainable Real Estate ETF	PAGE 2	TSR-AR-56170L695

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there are two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/2025	FYE 06/30/2024
(a) Audit Fees	$14,100	$13,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under the common control with the registrant’s investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2025	FYE 06/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the registrant’s investment adviser) for the last two years.

Non-Audit Related Fees	FYE 06/30/2025	FYE 06/30/2024
Registrant	$3,500	$3,500
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Gaylord B. Lyman, Scott Craven Jones, Lawrence T. Greenberg, and James R. Schoenike.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Vert Global Sustainable Real Estate ETF (VGSR)
Core Financial Statements
June 30, 2025

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.1%
Diversified REITs - 7.4%
Activia Properties, Inc.	898	$762,814
Alexander & Baldwin, Inc.	32,880	586,250
American Assets Trust, Inc.	20,869	412,163
British Land Co. PLC	448,624	2,314,003
Charter Hall Long Wale REIT	280,252	749,347
Covivio SA	24,825	1,560,487
Custodian Property Income Reit PLC	28,949	30,982
Daiwa House REIT Investment Corp.	924	1,557,645
GPT Group	846,846	2,686,110
Growthpoint Properties Australia Ltd.	118,508	180,958
Growthpoint Properties Ltd.	1,440,264	1,085,187
Hulic Reit, Inc.	541	584,278
ICADE	13,618	381,093
KDX Realty Investment Corp.	1,772	1,914,979
Land Securities Group PLC	310,548	2,685,282
Merlin Properties Socimi SA	171,567	2,241,508
Mirvac Group	1,717,364	2,476,047
Mori Trust Reit, Inc.	1,227	586,126
Nomura Real Estate Master Fund, Inc.	1,741	1,774,206
Picton Property Income Ltd.	170,820	188,203
Redefine Properties Ltd.	3,012,537	776,390
Sekisui House Reit, Inc.	1,825	958,964
Stockland	1,052,935	3,698,625
Tokyu REIT, Inc.	409	551,582
		30,743,229
Health Care REITs - 11.4%
Aedifica SA	21,284	1,650,203
Alexandria Real Estate Equities, Inc.	67,747	4,920,465
Assura PLC	1,403,338	966,340
Cofinimmo SA	16,432	1,489,084
Healthpeak Properties, Inc.	297,762	5,213,813
Ventas, Inc.(a)	196,887	12,433,414
Welltower, Inc.	133,425	20,511,425
		47,184,744
Hotel & Resort REITs - 2.0%
CapitaLand Ascott Trust	1,130,300	785,393
DiamondRock Hospitality Co.(a)	85,474	654,731
Hoshino Resorts REIT, Inc.	270	450,483
Host Hotels & Resorts, Inc.(a)	310,272	4,765,778
Japan Hotel REIT Investment Corp.(b)	2,241	1,180,657
RLJ Lodging Trust	67,864	494,050
		8,331,092
Industrial REITs - 17.4%
Americold Realty Trust, Inc.	124,482	2,070,136
CapitaLand Ascendas REIT	1,633,400	3,436,982

The accompanying notes are an integral part of these financial statements.

1

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Industrial REITs - (Continued)
Dexus Industria REIT	92,624	$165,107
Dream Industrial Real Estate Investment Trust	58,419	504,771
Frasers Logistics & Commercial Trust	1,228,400	824,624
GLP J-Reit	1,933	1,735,678
Goodman Group	887,298	19,910,272
Goodman Property Trust	482,589	565,405
Industrial & Infrastructure Fund Investment Corp.	1,094	920,219
Japan Logistics Fund, Inc.	1,169	756,700
LaSalle Logiport REIT	786	756,915
LXP Industrial Trust(a)	133,569	1,103,280
Mitsubishi Estate Logistics REIT Investment Corp.	594	489,363
Montea NV	6,873	525,217
Nippon Prologis REIT, Inc.	2,874	1,583,789
Prologis Property Mexico SAB de CV	453,472	1,698,241
Prologis, Inc.	184,251	19,368,465
Rexford Industrial Realty, Inc.(a)	103,389	3,677,547
Segro PLC	559,058	5,206,454
STAG Industrial, Inc.	78,294	2,840,506
Tritax Big Box REIT PLC	978,375	1,978,898
Warehouses De Pauw CVA	79,403	1,929,384
		72,047,953
Office REITs - 7.6%
Allied Properties Real Estate Investment Trust	20,600	259,066
Brandywine Realty Trust	66,296	284,410
BXP, Inc.(a)	66,627	4,495,324
CLS Holdings PLC	15,840	15,216
Cousins Properties, Inc.	70,882	2,128,587
Cromwell Property Group	647,533	144,283
Derwent London PLC	42,627	1,210,337
Dexus	473,192	2,062,210
Dream Office Real Estate Investment Trust	3,508	41,829
Empire State Realty Trust, Inc. - Class A	56,073	453,631
Gecina SA	20,054	2,196,312
Great Portland Estates PLC	150,565	739,682
Helical PLC	17,189	54,176
Hudson Pacific Properties, Inc.(b)	36,698	100,553
Inmobiliaria Colonial Socimi SA	134,204	946,785
Japan Prime Realty Investment Corp.	1,564	1,002,641
Japan Real Estate Investment Corp.	2,698	2,202,182
JBG SMITH Properties(a)	31,074	537,580
Keppel REIT	1,075,000	746,967
Kilroy Realty Corp.(a)	47,166	1,618,266
Mori Hills REIT Investment Corp.	606	561,340
Nippon Building Fund, Inc.	3,273	3,011,400
NSI NV	7,443	208,376
Orix JREIT, Inc.	1,080	1,404,161

The accompanying notes are an integral part of these financial statements.

2

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Office REITs - (Continued)
Precinct Properties New Zealand Ltd.	607,879	$442,816
SL Green Realty Corp.(a)	28,906	1,789,281
Vornado Realty Trust(a)	67,435	2,578,714
Workspace Group PLC	65,908	379,783
		31,615,908
Residential REITs - 13.0%
Altarea SCA	1,773	210,621
AvalonBay Communities, Inc.(a)	62,841	12,788,143
Care Property Invest NV	10,738	157,307
Centerspace	6,376	383,771
Equity LifeStyle Properties, Inc.	80,165	4,943,776
Equity Residential	146,194	9,866,633
Essex Property Trust, Inc.(a)	28,406	8,050,260
Home REIT PLC(b)(c)	255,956	31,567
InterRent Real Estate Investment Trust	24,900	246,719
Irish Residential Properties REIT PLC	166,745	199,648
Killam Apartment Real Estate Investment Trust	23,942	344,084
Mid-America Apartment Communities, Inc.	50,831	7,523,496
Minto Apartment Real Estate Investment Trust(d)	11,500	118,666
UDR, Inc.	137,778	5,625,476
UMH Properties, Inc.(a)	34,594	580,833
UNITE Group PLC	169,704	1,970,896
Veris Residential, Inc.	36,256	539,852
Xior Student Housing NV	13,494	487,077
		54,068,825
Retail REITs - 18.3%
Aeon Reit Investment Corp.	600	526,706
Brixmor Property Group, Inc.	133,136	3,466,861
CapitaLand Integrated Commercial Trust	2,516,056	4,286,768
Carmila SA	24,909	486,543
Charter Hall Retail REIT	231,057	581,466
Choice Properties Real Estate Investment Trust	71,734	781,740
Eurocommercial Properties NV	19,212	603,264
Federal Realty Investment Trust(a)	34,253	3,253,692
First Capital Real Estate Investment Trust	37,925	504,462
Frasers Centrepoint Trust	559,336	1,001,285
Frontier Real Estate Investment Corp.	1,040	591,118
Hammerson PLC	203,510	833,852
Immobiliare Grande Distribuzione SIIQ SpA	19,790	72,014
Japan Metropolitan Fund Invest	3,169	2,237,793
Kimco Realty Corp.	299,794	6,301,670
Kiwi Property Group Ltd.	735,482	397,362
Klepierre SA	93,728	3,679,146
Lendlease Global Commercial REIT	831,697	339,561
Macerich Co.	108,157	1,749,980
Mercialys SA	44,581	556,805

The accompanying notes are an integral part of these financial statements.

3

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Retail REITs - (Continued)
Phillips Edison & Co., Inc.	52,737	$1,847,377
Regency Centers Corp.	76,009	5,414,121
RioCan Real Estate Investment Trust	69,213	898,323
Scentre Group	2,277,548	5,313,632
Shaftesbury Capital PLC	583,790	1,248,796
Simon Property Group, Inc.	123,237	19,811,580
Unibail-Rodamco-Westfield	53,256	5,072,417
Urban Edge Properties	50,276	938,150
Vastned Belgium NV	3,705	139,606
Vicinity Ltd.	1,608,013	2,602,918
Wereldhave Belgium Comm VA	447	27,810
Wereldhave NV	16,895	338,733
		75,905,551
Specialized REITs - 22.0%
American Tower Corp.	93,250	20,610,115
Big Yellow Group PLC	74,661	1,035,395
Charter Hall Social Infrastructure REIT	136,353	258,248
Digital Realty Trust, Inc.	126,304	22,018,576
Equinix, Inc.	23,621	18,789,797
Extra Space Storage, Inc.	93,400	13,770,896
Iron Mountain, Inc.	129,482	13,280,969
Safestore Holdings PLC	87,713	850,999
Shurgard Self Storage Ltd.	10,924	474,455
		91,089,450
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $376,201,508)		410,986,752
	Units
SHORT-TERM INVESTMENTS - 13.4%
Investments Purchased with Proceeds from Securities Lending - 13.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(e)	53,854,131	53,854,131
	Shares
Money Market Funds - 0.4%
Invesco Government & Agency Portfolio - Class Institutional, 4.25%(e)	1,546,354	1,546,354
TOTAL SHORT-TERM INVESTMENTS (Cost $55,400,485)		55,400,485
TOTAL INVESTMENTS - 112.5% (Cost $431,601,993)		$466,387,237
Liabilities in Excess of Other Assets - (12.5)%		(51,701,307)
TOTAL NET ASSETS - 100.0%		$414,685,930

The accompanying notes are an integral part of these financial statements.

4

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	All or a portion of this security was on loan as of June 30, 2025. The fair value of these securities was $52,347,002.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of Vert Asset Management, LLC (the “Advisor”), acting as Valuation Designee. These securities represented $31,567 or less than 0.1% of net assets as of June 30, 2025.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $118,666 or less than 0.1% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

Vert Global Sustainable Real Estate ETF
Statement of Assets and Liabilities
June 30, 2025

ASSETS:
Investments, at value	$466,387,237
Foreign currency, at value	339,453
Dividends receivable	1,802,622
Dividend tax reclaims receivable	182,586
Interest receivable	1,947
Security lending income receivable	1,649
Total assets	468,715,494
LIABILITIES:
Payable upon return of securities loaned	53,854,131
Payable to adviser	113,392
Payable for fund administration and accounting fees	37,324
Payable for custodian fees	9,116
Payable for compliance fees	2,636
Payable for transfer agent fees and expenses	198
Payable for expenses and other liabilities	12,767
Total liabilities	54,029,564
NET ASSETS	$ 414,685,930
Net Assets Consists of:
Paid-in capital	$401,189,410
Total accumulated earnings	13,496,520
Total net assets	$ 414,685,930
Net assets	$414,685,930
Shares issued and outstanding(a)	39,842,962
Net asset value per share	$10.41
Cost:
Investments, at cost	$431,601,993
Foreign currency, at cost	$334,460
Loaned Securities:
at value (included in investments)	$52,347,002

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

Vert Global Sustainable Real Estate ETF
Statement of Operations
For the Year Ended June 30, 2025

INVESTMENT INCOME:
Dividend income	$14,487,961
Securities lending income	21,070
Less: Dividend withholding taxes	(703,069)
Total investment income	13,805,962
EXPENSES:
Investment advisory fee (Note 4)	1,650,011
Fund administration and accounting fees (Note 4)	228,192
Custodian fees (Note 4)	75,794
Legal fees	38,805
Trustees’ fees	28,383
Reports to shareholders	23,321
Audit fees	18,243
Compliance fees (Note 4)	15,877
Federal and state registration fees	2,024
Transfer agent fees (Note 4)	1,645
Other expenses and fees	16,140
Total expenses	2,098,435
Expense reimbursement by Advisor (Note 4)	(242,173)
Net expenses	1,856,262
NET INVESTMENT INCOME	11,949,700
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,120,872)
In-kind transactions	14,454,868
Distributions received from other investment companies	541
Foreign currency transactions	86,548
Net realized gain	11,421,085
Net change in unrealized appreciation on:
Investments	17,811,086
Foreign currency translation	18,303
Net change in unrealized appreciation	17,829,389
Net realized and unrealized gain	29,250,474
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,200,174

The accompanying notes are an integral part of these financial statements.

7

Vert Global Sustainable Real Estate ETF
Statements of Changes in Net Assets

	Year Ended June 30,
	2025	2024
OPERATIONS:
Net investment income	$11,949,700	$9,941,461
Net realized gain (loss)	11,421,085	(4,825,400)
Net change in unrealized appreciation	17,829,389	32,060,152
Net increase in net assets from operations	41,200,174	37,176,213
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(12,668,842)	(16,350,404)
From return of capital	—	(1,283,216)
Total distributions to shareholders	(12,668,842)	(17,633,620)
CAPITAL TRANSACTIONS:
Shares sold	61,878,098	100,074,661
Shares redeemed	(42,809,998)	(44,380,856)
ETF transaction fees (See Note 7)	—	1,284
Net increase in net assets from capital transactions	19,068,100	55,695,089
Net increase in net assets	47,599,432	75,237,682
NET ASSETS:
Beginning of the year	367,086,498	291,848,816
End of the year	$ 414,685,930	$367,086,498
SHARES TRANSACTIONS
Shares sold	5,975,000	10,836,661
Shares redeemed	(4,150,000)	(4,847,028)
Total increase in shares outstanding	1,825,000	5,989,633

The accompanying notes are an integral part of these financial statements.

8

Vert Global Sustainable Real Estate ETF
Financial Highlights
For a share outstanding throughout each year

	Year Ended June 30,
	2025	2024(a)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.66	$9.11	$9.62	$11.39	$8.59
INVESTMENT OPERATIONS:
Net investment income(b)	0.35	0.28	0.30	0.21	0.19
Net realized and unrealized gain (loss) on investments	0.72	0.76	(0.67)	(1.55)	2.76
Total from investment operations	1.07	1.04	(0.37)	(1.34)	2.95
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.46)	(0.04)	(0.26)	(0.15)
Net realized gains	—	—	(0.10)	(0.17)	—
Return of capital	—	(0.03)	—	—	—
Total distributions	(0.32)	(0.49)	(0.14)	(0.43)	(0.15)
Redemption fee per share	—	0.00(c)	—	—	—
ETF transaction fees per share	—	0.00(c)	—	—	—
Net asset value, end of year	$10.41	$9.66	$9.11	$9.62	$11.39
Total return	11.13%(d)	11.41%(d)	(3.84)%	(12.41)%	34.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$414,686	$367,086	$291,849	$159,356	$125,923
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.51%	0.56%	0.62%	0.67%	0.80%
After expense reimbursement/recoupment	0.45%	0.47%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.33%	3.03%	3.23%	1.80%	1.96%
Portfolio turnover rate	6%(e)	11%(e)	9%	11%	19%

(a)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on December 4, 2023. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization. The financial highlights in the above table reflect the performance of the mutual fund for the period prior to December 4, 2023 and the performance of the Fund as an ETF for the period from December 4, 2023 through June 30, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Amount represents less than $0.005 per share.
(d)	The performance for the Fund is calculated on a net asset value basis.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025
NOTE 1 – ORGANIZATION
The Vert Global Sustainable Real Estate ETF (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on October 31, 2017. Vert Asset Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. Dimensional Fund Advisors LP (the “Sub-Advisor”) serves as the sub-advisor to the Fund. The investment objective of the Fund is to achieve long-term capital appreciation.
The Fund is the accounting and performance survivor of the Vert Global Sustainable Real Estate Fund (the “Target Fund”) following a tax-free reorganization (“Reorganization”), pursuant to an Agreement and Plan of Reorganization, which resulted in the conversion of the Target Fund organized as a mutual fund to an exchange-traded fund (“ETF”) on December 4, 2023. The Fund was established as a “shell” fund organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Target Fund and continuing the operations of the Target Fund as an ETF. The Fund had no performance history prior to the Reorganization. The Fund has a substantially similar strategy as the Target Fund. Shares of the Target Fund were exchanged for shares of equal value of the Fund. The cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the fiscal year ended June 30, 2025.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.

10

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
Income on REITs may be reclassified to realized gains or as an adjustment to cost in order to correctly recognize the true character of the distributions received by the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
The Fund distributes its net investment income and net realized capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of June 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

11

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded, and will be classified in Level 1 of the fair value hierarchy.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Valuation Designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices

12

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.
The inputs and methodology used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$410,955,185	$ —	$ 31,567	$410,986,752
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	53,854,131
Money Market Funds	1,546,354	—	—	1,546,354
Total Investments	$412,501,539	$—	$31,567	$466,387,237

(a)
Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value hierarchy. The investment is included in the total column for the purpose of reconciling the table to the schedule of investments.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
July 1, 2024 Market Value	$30,770
Purchases	—
Sales proceeds (and/or rights exercised)	—
Accrued discounts/premiums net	—
Change in unrealized appreciation/(depreciation)	797
Transfer in and/or (out) of Level 3	—
Balance as of June 30, 2025	$31,567

As of June 30, 2025, the change in unrealized appreciation on positions still held in the Fund was $797 for Home REIT PLC.
Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of June 30, 2025.
The table is not intended to be all-inclusive but instead identifies the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average(a)	Change in Valuation from a Decrease in Input
REIT	$31,567	Market approach	Last quoted trade price	0.12 USD	Decrease

(a)	Weighted Averages are calculated based on fair value of investments.

13

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year ended June 30, 2025, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.40% of the average daily net assets of the Fund. For the fiscal year ended June 30, 2025, the Fund incurred $1,650,011 in advisory fees. Advisory fees payable at June 30, 2025 were $113,392. The Advisor has hired Dimensional Fund Advisors LP as the sub-advisor to the Fund. The Advisor pays the sub-advisory fee for the Fund from its own assets and these fees are not an additional expense of the Fund.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to ensure that the total annual fund operating expenses excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees (including sub-transfer agency fees), taxes, any expenses incurred in connection with borrowings made by a Fund, interest (including without limitation interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation do not exceed the following amounts of the average daily net assets of the ETF:

Vert Global Sustainable Real Estate ETF	0.45%

For the fiscal year ended June 30, 2025, the Advisor reduced its fees and absorbed Fund expenses in the amount of $242,173 for the Fund. The waivers and reimbursements will remain in effect through at least December 4, 2026, unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s prior review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

6/30/2027	6/30/2028	Total
$195,771	$242,173	$437,944

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under a Fund Administration Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant, transfer agent to the Fund and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.
For the fiscal year ended June 30, 2025, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

Fund Administration and Accounting	$228,192
Custody	$75,794
Transfer agency	$1,645
Compliance	$15,877

14

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
At June 30, 2025, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees, compliance fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Fund Administration and Accounting	$37,324
Custody	$9,116
Transfer agency	$198
Compliance	$2,636

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Shares of the Fund (“Shares”) are continuously offered for sale by the Distributor only in Creation Units (defined below). The Distributor will not distribute Shares in amounts less than a Creation Unit (defined below) and does not maintain a secondary market in Shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the fiscal year ended June 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$25,493,905	$23,756,547

There were no purchases or sales of long-term U.S. Government securities.
For the fiscal year ended June 30, 2025, the in-kind transactions associated with creations and redemptions of the Fund were as follows:

Purchases	Sales
$60,446,837	$42,307,862

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$440,992,619
Gross unrealized appreciation	56,639,639
Gross unrealized depreciation	(31,245,021)
Net unrealized appreciation	25,394,618
Undistributed ordinary income	2,490,745
Undistributed long-term capital gain	—
Total distributable earnings.	2,490,745
Capital loss carry-forwards	(14,406,447)
Other accumulated gains/(losses)	17,604
Total accumulated earnings	$13,496,520

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment companies.
As of June 30, 2025, the Fund had long-term capital losses in the amount of $12,391,485 and short-term capital losses in the amount of $2,014,962 with no expiration, to offset future capital gains.

15

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
For the fiscal year ended June 30, 2025, the effect of permanent “book/tax” reclassifications relating to redemptions in-kind resulted in increases and decreases to components of the Fund’s net assets as follows:

	Total Accumulated Deficit	Paid in Capital
Vert Global Sustainable Real Estate ETF	$(13,343,583)	$13,343,583

The tax character of distributions paid during the fiscal year ended June 30, 2025 and the fiscal year ended June 30, 2024, was as follows:

	Year Ended June 30,
	2025	2024
Ordinary income	$12,668,842	$16,350,404
Long-term capital gains.	—	—
Return of Capital	—	1,283,216
	$12,668,842	$17,633,620

NOTE 7 – CREATION AND REDEMPTION TRANSACTIONS
The Fund offers and issues Shares at its NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are listed on the Nasdaq Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 25,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement. The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As is the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
NOTE 8 – SECURITIES LENDING
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Advisor.
The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities. At the time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government

16

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025(Continued)
securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.
As of June 30, 2025, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.
The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.
Securities Lending Transactions

Overnight and Continuous	Market Value of Securities on Loan	Investment Asset Class of Securities Purchased	Collateral Proceeds from Securities Lending	Pledged Counterparty^	Net Exposure
Vert Global Sustainable Real Estate ETF	$52,347,002	Non-registered money market fund	$53,854,131	$53,854,131	$ —

^	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan.
Refer to the Fund’s Schedule of Investments for details on the securities out on loan.
NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.
NOTE 10 – SEGMENT REPORTING
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

17

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Vert Global Sustainable Real Estate ETF and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vert Global Sustainable Real Estate ETF (the “Fund”), a series of Manager Directed Portfolios, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 29, 2025

18

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTICE TO SHAREHOLDERS
at June 30, 2025 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended June 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vert Global Sustainable Real Estate ETF	33.02%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2025, was as follows:

Vert Global Sustainable Real Estate ETF	0.00%

19

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.
Not applicable.

20

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	September 8, 2025

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	September 8, 2025

* Print the name and title of each signing officer under his or her signature.